Securities Available for Sale, Contractual Maturities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	$ 232,414	$ 219,196
Weighted Average Yield Contractual Maturities, Total	3.91%	4.12%
Due in 1 year, Contractual Maturities	5,034	1,899
Percentage of Weighted Average Yield, Due In 1 year	2.28%	3.85%
Due in 1-5 years, Contractual Maturities	36,092	43,305
Percentage of Weighted Average Yield, Due in 1-5 Years	2.37%	2.36%
Due in 5-10 years, Contractual Maturities	28,052	19,665
Percentage of Weighted Average Yield, Due In 5-10 years	3.07%	3.31%
Due in 10 years or More, Contractual Maturities	163,236	154,327
Percentage of Weighted Average Yield, Due After 10 Years	4.44%	4.72%
US Treasury and Government [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	7,146	6,968
Weighted Average Yield Contractual Maturities, Total	1.59%	0.91%
Due in 1 year, Contractual Maturities	376	57
Percentage of Weighted Average Yield, Due In 1 year	0.43%	0.48%
Due in 1-5 years, Contractual Maturities	661	6,659
Percentage of Weighted Average Yield, Due in 1-5 Years	1.24%	0.84%
Due in 5-10 years, Contractual Maturities	6,109	194
Percentage of Weighted Average Yield, Due In 5-10 years	1.70%	2.73%
Due in 10 years or More, Contractual Maturities	0	58
Percentage of Weighted Average Yield, Due After 10 Years	0.00%	3.81%
US States and Political Subdivisions [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	38,676	32,593
Weighted Average Yield Contractual Maturities, Total	5.29%	4.94%
Due in 1 year, Contractual Maturities	1,861	520
Percentage of Weighted Average Yield, Due In 1 year	2.61%	3.02%
Due in 1-5 years, Contractual Maturities	11,620	11,679
Percentage of Weighted Average Yield, Due in 1-5 Years	2.18%	2.90%
Due in 5-10 years, Contractual Maturities	3,380	2,692
Percentage of Weighted Average Yield, Due In 5-10 years	5.51%	5.31%
Due in 10 years or More, Contractual Maturities	21,815	17,702
Percentage of Weighted Average Yield, Due After 10 Years	7.15%	6.28%
Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	133,184	132,740
Weighted Average Yield Contractual Maturities, Total	4.12%	4.55%
Due in 1 year, Contractual Maturities	1	1
Percentage of Weighted Average Yield, Due In 1 year	5.40%	6.47%
Due in 1-5 years, Contractual Maturities	184	442
Percentage of Weighted Average Yield, Due in 1-5 Years	4.37%	4.02%
Due in 5-10 years, Contractual Maturities	1,814	2,126
Percentage of Weighted Average Yield, Due In 5-10 years	2.95%	2.72%
Due in 10 years or More, Contractual Maturities	131,185	130,171
Percentage of Weighted Average Yield, Due After 10 Years	4.13%	4.58%
Federal agencies [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	97,285	96,754
Weighted Average Yield Contractual Maturities, Total	3.82%	4.39%
Due in 1 year, Contractual Maturities	1	1
Percentage of Weighted Average Yield, Due In 1 year	5.40%	6.47%
Due in 1-5 years, Contractual Maturities	106	442
Percentage of Weighted Average Yield, Due in 1-5 Years	4.87%	4.02%
Due in 5-10 years, Contractual Maturities	1,144	1,399
Percentage of Weighted Average Yield, Due In 5-10 years	3.41%	3.07%
Due in 10 years or More, Contractual Maturities	96,034	94,912
Percentage of Weighted Average Yield, Due After 10 Years	3.83%	4.42%
Residential [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	15,931	17,836
Weighted Average Yield Contractual Maturities, Total	4.38%	4.51%
Due in 1 year, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due In 1 year	0.00%	0.00%
Due in 1-5 years, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due in 1-5 Years	0.00%	0.00%
Due in 5-10 years, Contractual Maturities	569	640
Percentage of Weighted Average Yield, Due In 5-10 years	2.06%	1.88%
Due in 10 years or More, Contractual Maturities	15,362	17,196
Percentage of Weighted Average Yield, Due After 10 Years	4.47%	4.61%
Commercial [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	19,968	18,150
Weighted Average Yield Contractual Maturities, Total	5.33%	5.40%
Due in 1 year, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due In 1 year	0.00%	0.00%
Due in 1-5 years, Contractual Maturities	78	0
Percentage of Weighted Average Yield, Due in 1-5 Years	3.69%	0.00%
Due in 5-10 years, Contractual Maturities	101	87
Percentage of Weighted Average Yield, Due In 5-10 years	2.84%	3.33%
Due in 10 years or More, Contractual Maturities	19,789	18,063
Percentage of Weighted Average Yield, Due After 10 Years	5.35%	5.41%
Corporate debt securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	21,333	18,404
Weighted Average Yield Contractual Maturities, Total	4.26%	4.64%
Due in 1 year, Contractual Maturities	1,037	815
Percentage of Weighted Average Yield, Due In 1 year	4.29%	5.57%
Due in 1-5 years, Contractual Maturities	12,792	11,022
Percentage of Weighted Average Yield, Due in 1-5 Years	3.19%	3.40%
Due in 5-10 years, Contractual Maturities	6,099	4,691
Percentage of Weighted Average Yield, Due In 5-10 years	6.14%	6.67%
Due in 10 years or More, Contractual Maturities	1,405	1,876
Percentage of Weighted Average Yield, Due After 10 Years	5.88%	6.38%
Collateralized debt obligations [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	13,188	8,599
Weighted Average Yield Contractual Maturities, Total	1.35%	1.10%
Due in 1 year, Contractual Maturities	44	0
Percentage of Weighted Average Yield, Due In 1 year	0.96%	0.00%
Due in 1-5 years, Contractual Maturities	1,246	540
Percentage of Weighted Average Yield, Due in 1-5 Years	0.71%	1.61%
Due in 5-10 years, Contractual Maturities	7,376	6,813
Percentage of Weighted Average Yield, Due In 5-10 years	1.01%	1.00%
Due in 10 years or More, Contractual Maturities	4,522	1,246
Percentage of Weighted Average Yield, Due After 10 Years	2.08%	1.42%
Other Debt Securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	18,887	19,892
Weighted Average Yield Contractual Maturities, Total	1.85%	1.89%
Due in 1 year, Contractual Maturities	1,715	506
Percentage of Weighted Average Yield, Due In 1 year	1.14%	2.29%
Due in 1-5 years, Contractual Maturities	9,589	12,963
Percentage of Weighted Average Yield, Due in 1-5 Years	1.75%	1.75%
Due in 5-10 years, Contractual Maturities	3,274	3,149
Percentage of Weighted Average Yield, Due In 5-10 years	2.11%	2.04%
Due in 10 years or More, Contractual Maturities	$ 4,309	$ 3,274
Percentage of Weighted Average Yield, Due After 10 Years	2.14%	2.29%